MONARCH                                       PROSPECTUS
FUNDS
                                              INVESTOR SHARES


                                              April 28, 2003




THREE MONEY MARKET FUNDS THAT
SEEKS TO PROVIDE HIGH CURRENT                 DAILY ASSETS TREASURY FUND
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL              DAILY ASSETS GOVERNMENT FUND
AND THE MAINTENANCE OF LIQUIDITY.
                                              DAILY ASSETS CASH FUND





THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THE FUNDS'
SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.



                                     [IMAGE]

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

       SUMMARY......................................................1

       PERFORMANCE..................................................3

       FEE TABLES...................................................4

       MANAGEMENT...................................................4

       YOUR ACCOUNT.................................................5

               How to Contact the Funds                             5

               General Information                                  5

               Buying Shares                                        6

               Selling Shares                                       8

               Exchange Shares                                      9


       OTHER INFORMATION...........................................10

       FINANCIAL HIGHLIGHTS........................................11













MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------

[MARGIN CALLOUT:

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest. ]


This Prospectus offers Investor Shares of three money market funds -- Daily Assets Treasury Fund (formerly Treasury Cash Fund), Daily Assets Government Fund (formerly Government Cash Fund) and Daily Assets Cash Fund (formerly Cash Fund) (each a "Fund," and collectively, the "Funds"). Investor Shares have a $5,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in its corresponding "Core" fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies. Each Portfolio is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund.

Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:


          FUND/PORTFOLIO                        PRIMARY INVESTMENTS
Daily Assets Treasury Fund/    At least 80% of net assets invested in Treasury
Treasury Cash Portfolio        Securities and Repurchase Agreements backed by
                               Treasury Securities

Daily Assets Government Fund/  At least 80% of net assets invested in Government
Government Cash Portfolio      Securities and Repurchase Agreements backed by
                               Government Securities

Daily Assets Cash Fund/        Invests in a broad spectrum of Money Market
Cash Portfolio                 Securities including:

                               o Securities issued by financial institutions, such as certificates of deposit, bankers' acceptances and time deposits
                               o Securities issued by domestic companies, such as commercial paper
                               o   Government Securities
                               o   Repurchase Agreements


Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). On February 11, 2003, the Board approved an Agreement and Plan of Reorganization (the "Plan") between the Trust and the money market series of Forum Funds, another registered investment company (the "Forum Funds"). The Forum Funds are gateway funds in the same Core and Gateway structure and, as such, invest substantially all of their assets in the same respective Portfolios.

If the Plan is approved by the shareholders of Forum Funds, Forum Funds will merge with and into the Funds. Immediately after the merger, each Fund will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the corresponding Portfolio. Thereafter, the investment adviser for each Portfolio (the "Adviser") will manage each Fund directly and each Fund will be managed in the same manner as its corresponding Portfolio.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

The Adviser continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Daily Assets Cash Fund, moderate for Government Cash Portfolio/Daily Assets Government Fund and least for Treasury Cash Portfolio/Daily Assets Treasury Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------


PERFORMANCE
-------------------------------------------------------------------------------

The following charts and table provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Investor Shares have operated.


YEAR ENDED 12/31

DAILY ASSETS TREASURY FUND

Best Quarter:         1.43% (quarter ended 12/31/00)

Worst Quarter:        0.17% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.10%.

[EDGAR REPRESENTATION OF BAR CHART:
1996-  4.60%
1997-  4.65%
1998-  4.57%
1999-  4.17%
2000-  5.50%
2001-  3.14%
2002-  0.86%  ]


DAILY ASSETS GOVERNMENT FUND

Best Quarter:         1.47% (quarter ended 12/31/00)

Worst Quarter:        0.23% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.15%.

[EDGAR REPRESENTATION OF BAR CHART:
2000-  5.67%
2001-  3.39%
2002-  1.13%  ]


DAILY ASSETS CASH FUND

Best Quarter:         1.49% (quarter ended 12/31/00)

Worst Quarter:        0.22% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.15 %.

[EDGAR REPRESENTATION OF BAR CHART:
1996-  4.78%
1997-  4.90%
1998-  4.87%
1999-  4.49%
2000-  5.75%
2001-  3.55%
2002-  1.07%  ]



The following table lists the average annual total return as of December 31, 2002.

                                              ONE YEAR           FIVE YEARS      SINCE INCEPTION       INCEPTION DATE
DAILY ASSETS TREASURY FUND                     0.86%               3.63%              3.95%               10/25/95
DAILY ASSETS GOVERNMENT FUND                   1.13%                N/A               3.39%               12/30/99
DAILY ASSETS CASH FUND                         1.07%               3.44%              4.27%               6/16/95


                                                                   MONARCH FUNDS
-------------------------------------------------------------------------------


FEE TABLES
-------------------------------------------------------------------------------

The following table describes the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                           DAILY ASSETS            DAILY ASSETS           DAILY ASSETS
(expenses that are deducted from Fund assets)(a)        TREASURY  FUND          GOVERNMENT FUND           CASH FUND
Management Fees(b)                                            0.14%                   0.14%                0.14%
Distribution (Rule 12b-1) Fees                                0.25%                   0.25%                0.25%
Other Expenses                                                0.48%                   0.46%                0.44%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                       0.87%                   0.85%                0.83%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers voluntarily waived a portion of their fees so that actual Total Annual Fund Operating Expenses were 0.85% for Daily Assets Treasury Fund. Fee waivers and expense reimbursements may be reduced or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that the Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                           ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS
DAILY ASSETS TREASURY FUND                   $88                 $276               $480               $1,067
DAILY ASSETS GOVERNMENT FUND                 $87                 $271               $471               $1,049
DAILY ASSETS CASH FUND                       $85                 $265               $460               $1,025



MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

The investment adviser of each Portfolio and each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio and each Fund. In addition to the Portfolios and Funds, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio ("Combined Assets"), 0.04% of the next $300 million in Combined Assets and 0.03% of the remaining Combined Assets.

The Adviser does not receive an investment advisory fee from a Fund so long as the Fund invests substantially all of its assets in its corresponding Portfolio. Once each Fund withdraws its investment in its corresponding Portfolio, the Adviser will receive an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

MONARCH FUNDS
-------------------------------------------------------------------------------

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $116 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

After the merger of the Funds and Forum Funds, Forum Trust. LLC will serve as the Funds' custodian.

Each Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor 0.25% of the average daily net assets of Investor Shares for the sale and distribution of Investor Shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Investor Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUN
-------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS

Contact the Fund or Comerica Securities, Inc. for an account application or for further information as follows:

WRITE TO US AT:                        TELEPHONE US TOLL-FREE AT:           ACH OR WIRE INVESTMENTS TO:
     Monarch Funds                     800) 754-8757                            Comerica Bank
     P.O. Box 446                                                               ABA #121137522
     Portland, Maine 04112                                                      FOR CREDIT TO:
                                                                                Forum Shareholder Services, LLC
                                                                                Account # 1891488817
                                                                                (Name of Fund) - Investor Shares
                                                                                (Your Name)
                                                                                (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 6 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

      ORDER MUST BE RECEIVED BY:         PAYMENT MUST BE RECEIVED BY:
       11:00 a.m., Pacific Time             1:00 p.m., Pacific Time

                                                                   MONARCH FUNDS
-------------------------------------------------------------------------------


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Investor Shares is $5,000.

MONARCH FUNDS
-------------------------------------------------------------------------------


   ACCOUNT REQUIREMENTS

                         TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                  o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                 required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more owners         the account
(tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                          o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a child          custodial account under the UGMA or the UTMA
and obtain tax benefits                                             o    The custodian must sign instructions in a
                                                                         manner indicating custodial capacity
BUSINESS ENTITIES                                                   o    Submit a secretary's (or similar) certificate
                                                                         covering incumbency and authority
TRUSTS                                                              o    The trust must be established before an
                                                                         account can be opened
                                                                    o    Provide the first and signature pages from
                                                                         the trust document identifying the trustees

INVESTMENT PROCEDURES
                   HOW TO OPEN AN ACCOUNT                                            HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                            BY CHECK
o   Call or write us for an account application                     o    Fill out an investment slip from a confirmation or write
o   Complete the  application  (and other required  documents)           us a letter
o   Mail us your  application  (and other required  documents)      o    Write your account number on your check
    and a check

                                                                    o    Mail us the  slip  (or  your  letter)  and the
                                                                         check
BY WIRE                                                             BY WIRE
o   Call or write us for an account application                     o    Call to notify us of your incoming wire
o   Complete the application (and other required documents)         o    Instruct your  financial  institution  to wire
o   Call us to fax the completed application (and other                  your money to us
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   Instruct your financial institution to wire your money to us
BY ACH PAYMENT o
o   Call or write us for an account  application
o   Complete the application (and other required documents)
o   Call us to fax the completed application (and other
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   We will electronically debit your purchase proceeds from
    the financial institution account identified on your
    account application

                                                                   MONARCH FUNDS
-------------------------------------------------------------------------------


LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Investor Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY CHECK
o   Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY TELEPHONE
o   Call us with your  request (unless  you  declined   telephone  redemption
    privileges   on  your  account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s)  in which  the  account  is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

MONARCH FUNDS
--------------------------------------------------------------------------------


CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. Contact the Transfer Agent for information on applying for check writing privileges. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check as long as you have a sufficient number of shares to cover the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $5,000, a Fund may ask you to increase your balance. If the account value is still below $5,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Investor Shares of a Fund for Investor Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number(s)
     o The names of each Fund and share class from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain  a  signature guarantee (if required)
o    Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number(s)
     o    Exact name(s) in which account is registered
     o    Additional form of identification

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Investor Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Institutional Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Institutional Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

MONARCH FUNDS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the performance of Investor Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

                                             SELECTED DATA FOR A SINGLE SHARE                     RATIOS/SUPPLEMENTAL DATA
                                         ------------------------------------------           --------------------------------
                                                                                      Net               Ratios to
                                                  Distributions                    Assets at      Average Net Assets(a)
                             Beginning     Net      From Net    Ending              End of     ------------------------------
                             Net Asset  Investment Investment  NetAsset             Period               Net
                             Value Per   Income      Income    Value per  Total    (000's        Net   Investment   Gross
                               Share                             Share    Return   Omitted)  Expenses   Income    Expenses(b)
    Year Ended August 31
DAILY ASSETS TREASURY FUND
         2002(c)                $1.00      $0.01    $(0.01)     $1.00     1.17%    $133,758    0.85%     1.22%      0.87%
         2001                    1.00       0.04     (0.04)      1.00     4.52%     233,138    0.84%     4.52%      0.84%
         2000                    1.00       0.05     (0.05)      1.00     5.06%     314,305    0.84%     5.01%      0.85%
         1999                    1.00       0.04     (0.04)      1.00     4.10%     232,624    0.83%     4.02%      0.89%
         1998                    1.00       0.05     (0.05)      1.00     4.72%      57,957    0.82%     4.62%      0.91%

DAILY ASSETS GOVERNMENT FUND
         2002(c)                $1.00      $0.02    $(0.02)     $1.00     1.52%     $58,397    0.85%     1.43%      0.85%
         2001                    1.00       0.05     (0.05)      1.00     4.68%      61,546    0.84%     4.51%      0.84%
         2000(d)                 1.00       0.04     (0.04)      1.00     3.68%      36,091    0.85%     5.70%      0.97%

DAILY ASSETS CASH FUND
         2002                   $1.00      $0.01    $(0.01)     $1.00     1.48%    $646,285    0.83%     1.51%      0.83%
         2001                    1.00       0.05     (0.05)      1.00     4.85%     791,138    0.82%     4.78%      0.82%
         2000                    1.00       0.05     (0.05)      1.00     5.38%     994,191    0.83%     5.40%      0.85%
         1999                    1.00       0.04     (0.04)      1.00     4.41%     269,421    0.83%     4.30%      0.85%
         1998                    1.00       0.05     (0.05)      1.00     4.97%     181,754    0.83%     4.86%      0.86%


(a)  All ratios for periods of less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any fee waivers and expense reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
(d)  Commenced operations on December 30, 1999.

FOR MORE INFORMATION
                                                                                                   MONARCH
                           ANNUAL/SEMI-ANNUAL REPORTS                                               FUNDS

             Additional information about each Fund's investments is                           INVESTOR SHARES
                   available in the Funds' annual/semi-annual
                            reports to shareholders.

                                                                                                DAILY ASSETS
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                 TREASURY FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                             DAILY ASSETS
                                                                                              GOVERNMENT FUND
                              CONTACTING THE FUNDS
            You can get free copies of the Funds' annual/semi-annual                            DAILY ASSETS
    reports and the SAI, request other information and discuss your questions                    CASH FUND
                   about the Funds by contacting the Funds at:


                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the
  Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
 You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.
                                                                                                Monarch Funds
                                                                                                P.O. Box 446
                                                                                            Portland, Maine 04112
                                                                                               (800) 754-8757

                    Investment Company Act File No. 811-6742

MONARCH                                       PROSPECTUS
FUNDS
                                              INSTITUTIONAL SERVICE SHARES


                                              April 28, 2003




THREE MONEY MARKET FUNDS THAT EACH
SEEKS TO PROVIDE HIGH CURRENT INCOME TO       DAILY ASSETS TREASURY FUND
THE EXTENT CONSISTENT WITH THE
PRESERVATION OF CAPITAL AND THE               DAILY ASSETS GOVERNMENT FUND
MAINTENANCE OF LIQUIDITY.
                                              DAILY ASSETS CASH FUND





THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THE FUNDS'
SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.



                                     [IMAGE]

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

       SUMMARY......................................................1

       PERFORMANCE..................................................3

       FEE TABLES...................................................4

       MANAGEMENT...................................................4

       YOUR ACCOUNT.................................................6

               How to Contact the Funds                             6

               General Information                                  6

               Buying Shares                                        6

               Selling Shares                                       8

               Exchange Shares                                      9


       OTHER INFORMATION...........................................10

       FINANCIAL HIGHLIGHTS........................................11

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

[MARGIN CALLOUT BOX: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Institutional Services Shares of three money market funds -- Daily Assets Treasury Fund (formerly Treasury Cash Fund), Daily Assets Government Fund (formerly Government Cash Fund) and Daily Assets Cash Fund
(formerly Cash Fund) (each a "Fund," and collectively, the "Funds"). Institutional Service Shares have a $100,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in its corresponding "Core" fund (each a "Portfolio," and collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies. Each Portfolio is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund.

Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:


          FUND/PORTFOLIO                             PRIMARY INVESTMENTS
Daily Assets Treasury Fund/         At least 80% of net assets invested in Treasury
Treasury Cash Portfolio             Securities and Repurchase Agreements backed by
                                    Treasury Securities
Daily Assets Government Fund/       At least 80% of net assets invested in Government
Government Cash Portfolio           Securities and Repurchase Agreements backed by
                                    Government Securities
Daily Assets Cash Fund/             Invests in a broad spectrum of Money Market
Cash Portfolio                      Securities including:
                                    o  Securities issued by financial institutions,
                                       such as certificates of deposit, bankers'
                                       acceptances and time deposits
                                    o  Securities issued by domestic companies,
                                       such as commercial paper
                                    o  Government Securities
                                    o  Repurchase Agreements


Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). On February 11, 2003, the Board approved an Agreement and Plan of Reorganization (the "Plan") between the Trust and the money market series of Forum Funds, another registered investment company (the "Forum Funds"). The Forum Funds are gateway funds in the same Core and Gateway structure and, as such, invest substantially all of their assets in the same respective Portfolios.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


If the Plan is approved by the shareholders of Forum Funds, Forum Funds will merge with and into the Funds. Immediately after the merger, each Fund will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the corresponding Portfolio. Thereafter, the investment adviser for each Portfolio (the "Adviser") will manage each Fund directly and each Fund will be managed in the same manner as its corresponding Portfolio.


The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/ Daily Assets Cash Fund, moderate for Government Cash Portfolio/ Daily Assets Government Fund and least for Treasury Cash Portfolio/ Daily Assets Treasury Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Institutional Service Shares by showing changes in performance and investment returns from year to year. Because Institutional Service Shares for Daily Assets Government Fund and Daily Assets Cash Fund have not operated a full calendar year, the information provided below is for Daily Assets Government Fund's and Daily Assets Cash Fund's Universal Shares, which are not offered in this prospectus. The returns for Institutional Service Shares are expected to be different than those of the other classes shown because of the different expenses of Institutional Service Shares. The Institutional Service Share class of Daily Assets Treasury Fund is the accounting successor to the Institutional Share class of Treasury Cash Fund of Monarch Funds, another registered investment company. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that the below referenced share classes have operated.

YEAR ENDED 12/31

DAILY ASSETS TREASURY FUND
(INSTITUTIONAL SERVICE SHARES)

[EDGAR Representation of Bar Chart:
1994 - 3.75%
1995 - 5.54%
1996 - 4.99%
1997 - 5.05%
1998 - 4.96%
1999 - 4.57%
2000 - 5.91%
2001 - 3.53%
2002 - 1.26%]

Best Quarter:         1.53% (quarter ended 12/31/00)

Worst Quarter:        0.27% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.19%.

DAILY ASSETS GOVERNMENT FUND
(UNIVERSAL SHARES)

[EDGAR Representation of Bar Chart:
1993 - 3.24%
1994 - 4.29%
1995 - 6.01%
1996 - 5.44%
1997 - 5.56%
1998 - 5.49%
1999 - 5.06%
2000 - 6.35%
2001 - 4.05%
2002 - 1.78%]

Best Quarter:         1.63% (quarter ended 12/31/00)

Worst Quarter:        0.40% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.31%.

DAILY ASSETS CASH FUND
(UNIVERSAL SHARES)

[EDGAR Representation of Bar Chart:
1993 - 3.32%
1994 - 4.32%
1995 - 5.96%
1996 - 5.36%
1997 - 5.56%
1998 - 5.55%
1999 - 5.17%
2000 - 6.41%
2001 - 4.19%
2002 - 1.71%]

Best Quarter:         1.65% (quarter ended 12/31/00)

Worst Quarter:        0.38% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.31%.

The following table lists the average annual total return as of December 31, 2002 for the above referenced funds and classes.

                               ONE YEAR    FIVE YEARS    SINCE INCEPTION    INCEPTION DATE
DAILY ASSETS TREASURY FUND       1.26%        4.04%           4.31%             7/12/93
DAILY ASSETS GOVERNMENT FUND     1.78%        4.53%           4.69%            10/29/92
DAILY ASSETS CASH FUND           1.71%        4.59%           4.74%             12/1/92


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Institutional Service Shares of a Fund. Expenses for Daily Assets Treasury Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses for Daily Assets Government Fund and Daily Assets Cash Fund are based on annualized estimates for the fiscal year ended August 31, 2003. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                              DAILY ASSETS           DAILY ASSETS           DAILY ASSETS
(expenses that are deducted from Fund assets)(a)              TREASURY              GOVERNMENT                CASH
                                                                FUND                   FUND                   FUND
Management Fees(b)                                             0.14%                   0.13%                  0.13%
Distribution (Rule 12b-1) Fees                                 None                    None                   None
Other Expenses                                                 0.48%                   0.49%                  0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                        0.62%                   0.62%                  0.63%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers have voluntarily agreed to waive a portion of their fees and reimburse Fund expenses in order to limit each Fund's Total Annual Operating Expense to 0.45%. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                     ONE YEAR          THREE YEARS          FIVE YEARS          TEN YEARS
DAILY ASSETS TREASURY  FUND            $63                 $199                $346                $774
DAILY ASSETS GOVERNMENT  FUND          $63                 $199                $346                $774
DAILY ASSETS CASH FUND                 $64                 $202                $351                $786


MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

The investment adviser of each Portfolio and each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio and each Fund. In addition to the Portfolios and Funds, the Adviser manages one other money market fund and two bond fund.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio ("Combined Assets"), 0.04% of the next $300 million in Combined Assets and 0.03% of the remaining Combined Assets.

The Adviser does not receive an investment advisory fee from a Fund so long as the Fund invests substantially all of its assets in its corresponding Portfolio. Once each Fund withdraws its investment in its corresponding Portfolio, the Adviser will receive an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.


During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $44 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

After the merger of the Funds and the Forum Funds, Forum Trust, LLC will serve as the Funds' custodian.

Each Fund has adopted a distribution or Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of Institutional Service Shares for the sale and distribution of the shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Institutional Service Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Institutional Service Shares. Because Institutional Service Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Institutional Service Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Trust or Comerica Securities, Inc. for an account application or for further information as follows:

WRITE TO US AT:                  TELEPHONE US TOLL-FREE AT:             ACH OR WIRE INVESTMENTS TO:
     Monarch Funds                    (800) 754-8757                         Comerica Bank
     P.O. Box 446                                                            ABA #121137522
     Portland, Maine 04112                                                   FOR CREDIT TO:
                                                                             Forum Shareholder Services, LLC
                                                                             Account # 1891488817
                                                                             (Name of Fund) - Institutional Service Shares
                                                                             (Your Name)
                                                                             (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 6 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

    ORDER MUST BE RECEIVED BY:             PAYMENT MUST BE RECEIVED BY:
  11:00 a.m., Pacific Time                    1:00 p.m., Pacific Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

      CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds."

MONARCH FUNDS
--------------------------------------------------------------------------------

      ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

      WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Institutional Service Shares is $100,000.

ACCOUNT REQUIREMENTS

                                TYPE OF ACCOUNT                                                   REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:             o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole           sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA):                     o  Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to a          account under the UGMA or the UTMA
child and obtain tax benefits                                   o  The custodian must sign instructions in a manner
                                                                   indicating custodial capacity
BUSINESS ENTITIES                                               o  Submit a secretary's (or similar) certificate covering
                                                                   incumbency and authority
TRUSTS                                                          o  The trust must be established before an account can be
                                                                   opened
                                                                o  Provide the first and signature pages from the trust
                                                                   document identifying the trustees



                HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK
o  Call or write us for an account application                  BY CHECK
o  Complete the application (and other required                 o  Fill out an investment slip from a confirmation or write us
   documents)                                                      a letter
o  Mail us your application (and other required                 o  Write your account number on your check
   documents) and a check                                       o  Mail us the slip (or your letter) and the check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o  Call to notify us of your incoming wire
o  Complete the application (and other required                 o  Instruct your financial institution to wire your money to us documents)
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
o  Mail us your original application (and other required
   documents)
o  Instruct your financial institution to wire your money
   to us
BY ACH PAYMENT
o  Call or write us for an account application
o  Complete the application (and other required
   documents)
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
o  Mail us your original application (and other required
   documents)
o  We will electronically debit your purchase amount
   from your account at a designated financial institution

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                            HOW TO SELL YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  [Fund name] - Institutional Service and Institutional Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY CHECK
o  Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification o Redemption proceeds will be:
o  Mailed to you OR
o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Institutional Service Shares of a Fund for Institutional Service Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
o  Your account number(s)
o  Exact name(s) in which account is registered
o  Additional form of identification

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Service Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Investor Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Institutional Service Shares of each Fund. Data for Daily Assets Government Fund and Daily Assets Cash Fund's Universal Shares is included in this table, as Institutional Service Shares for these two funds had not commenced as of August 31, 2002. Total return in the table represents the rate an investor would have earned on an investment in Institutional Service Shares of Daily Assets Treasury Fund and Universal Shares of Daily Assets Government Fund and Daily Assets Cash Fund (assuming the reinvestment of all distributions). The information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge. The Institutional Service Share class of Daily Assets Treasury Fund is the accounting successor to the Institutional Share class of Treasury Cash Fund of Monarch Funds, another registered investment company.

                            SELECTED DATA FOR A SINGLE SHARE                            RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------            -----------------------------------------------
                                                                                  Net                Ratios to
                                                                               Assets at        Average Net Assets(a)
                     Beginning             Distributions  Ending                End of    ------------------------------------
                     Net Asset      Net      From Net    Net Asset              Period                  Net
                     Value Per   Investment Investment   Value per     Total    (000's       Net     Investment     Gross
Year Ended August 31   Share       Income     Income       Share       Return   Omitted)  Expenses     Income      Expenses(a)

DAILY ASSETS TREASURY FUND
         2002(b)       $1.00       $0.02      $(0.02)     $1.00         1.57%   $ 20,068     0.45%      1.68%        0.62%
         2001           1.00        0.05       (0.05)      1.00         4.92%     50,554     0.45%      4.57%        0.61%
         2000           1.00        0.05       (0.05)      1.00         5.47%     30,480     0.45%      5.30%        0.62%
         1999           1.00        0.04       (0.04)      1.00         4.50%     55,134     0.45%      4.43%        0.62%
         1998           1.00        0.05       (0.05)      1.00         5.11%     91,122     0.45%      5.00%        0.67%
DAILY ASSETS GOVERNMENT FUND
Universal Shares
         2002(c)       $1.00       $0.02      $(0.02)     $1.00         2.17%   $ 81,426     0.21%      2.17%        0.25%
         2001           1.00        0.05       (0.05)      1.00         5.34%    164,500     0.20%      5.29%        0.23%
         2000           1.00        0.06       (0.06)      1.00         5.94%    225,697     0.20%      5.73%        0.24%
         1999           1.00        0.05       (0.05)      1.00         5.00%    277,549     0.18%      4.88%        0.25%
         1998           1.00        0.05       (0.05)      1.00         5.63%    253,644     0.18%      5.48%        0.26%
DAILY ASSETS CASH FUND
Universal Shares
         2002          $1.00       $0.02      $(0.02)     $1.00         2.12%   $ 46,833     0.21%      2.03%        0.25%
         2001           1.00        0.05       (0.05)      1.00         5.49%     37,236     0.20%      5.68%        0.24%
         2000           1.00        0.06       (0.06)      1.00         6.04%     70,451     0.20%      5.84%        0.23%
         1999           1.00        0.05       (0.05)      1.00         5.09%     98,705     0.18%      4.99%        0.25%
         1998           1.00        0.06       (0.06)      1.00         5.65%     91,671     0.18%      5.48%        0.29%

(a)  All ratios for periods of less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share.
(d)  Commenced operations on October 19, 2000.
(e)  Commenced operations on September 7, 2000.


FOR MORE INFORMATION                                                                                 MONARCH
                                                                                                       FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
       Additional information about each Fund's investments is available
           in the Funds' annual/semi-annual reports to shareholders.                               INSTITUTIONAL
                                                                                                   SERVICE SHARES
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.
                                                                                                   DAILY ASSETS
                              CONTACTING THE FUNDS                                                 TREASURY FUND
  You can get free copies of the Funds' annual/semi-annual reports and the SAI,
      request other information and discuss your questions about the Funds                          DAILY ASSETS
                          by contacting the Funds at:                                             GOVERNMENT FUND

                        Forum Shareholder Services, LLC                                             DAILY ASSETS
                                  P.O. Box 446                                                       CASH FUND
                             Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the
           Securities and Exchange Commission ("SEC"). The scheduled
             hours of operation of the Public Reference Room may be
               obtained by calling the SEC at (202) 942-8090. You
                 can get copies of this information, for a fee,
                          by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                        on its Web site at www.sec.gov.

                                                                                                  Monarch Funds
                                                                                                  P.O. Box 446
                    Investment Company Act File No. 811-6742                                  Portland, Maine 04112
                                                                                                 (800) 754-8757





MONARCH                                       PROSPECTUS
FUNDS
                                              UNIVERSAL SHARES


                                              April 28, 2003




THREE MONEY MARKET FUNDS THAT
SEEKS TO PROVIDE HIGH CURRENT                 DAILY ASSETS TREASURY FUND
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL              DAILY ASSETS GOVERNMENT FUND
AND THE MAINTENANCE OF LIQUIDITY.
                                              DAILY ASSETS CASH FUND





THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THE FUNDS'
SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.



                                     [IMAGE]

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

       SUMMARY......................................................1

       PERFORMANCE..................................................3

       FEE TABLES...................................................4

       MANAGEMENT...................................................4

       YOUR ACCOUNT.................................................5

               How to Contact the Funds                             5

               General Information                                  5

               Buying Shares                                        6

               Selling Shares                                       8

               Exchange Shares                                      9


       OTHER INFORMATION...........................................10

       FINANCIAL HIGHLIGHTS........................................11

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

[MARGIN CALLOUT BOX: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Universal Shares of three money market funds -- Daily Assets Treasury Fund (formerly Treasury Cash Fund), Daily Assets Government Fund (formerly Government Cash Fund) and Daily Assets Cash Fund (formerly Cash Fund) (each a "Fund," and collectively, the "Funds"). Universal Shares are designed for institutional investors and have a $1,000,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in its corresponding "Core" fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies. Each Portfolio is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund.


Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Portfolio in which a Fund invests and its primary investments are:


          FUND/PORTFOLIO                             PRIMARY INVESTMENTS
Daily Assets Treasury Fund/         At least 80% of net assets invested in Treasury
Treasury Cash Portfolio             Securities and Repurchase Agreements backed by
                                    Treasury Securities

Daily Assets Government Fund/       At least 80% of net assets invested in Government
Government Cash Portfolio           Securities and Repurchase Agreements backed by
                                    Government Securities

Daily Assets Cash Fund/             Invests in a broad spectrum of Money Market
Cash Portfolio                      Securities including:
                                    o    Securities issued by financial institutions, such
                                         as certificates of deposit, bankers' acceptances
                                         and time deposits
                                    o    Securities issued by domestic companies, such
                                         as commercial paper
                                    o    Government Securities
                                    o    Repurchase Agreements

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). On February 11, 2003, the Board approved an Agreement and Plan of Reorganization (the "Plan") between the Trust and the money market series of Forum Funds, another registered investment company (the "Forum Funds"). The Forum Funds are gateway funds in the same Core and Gateway structure and, as such, invest substantially all of their assets in the same respective Portfolios.

If the Plan is approved by the shareholders of Forum Funds, Forum Funds will merge with and into the Funds. Immediately after the merger, each Fund will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the corresponding Portfolio. Thereafter, the investment adviser for each Portfolio (the "Adviser") will manage each Fund directly and each Fund will be managed in the same manner as its corresponding Portfolio.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


The Adviser continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.


The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/ Daily Assets Cash Fund, moderate for Government Cash Portfolio/ Daily Assets Government Fund and least for Treasury Cash Portfolio/ Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Universal Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Universal Shares have operated.


YEAR ENDED 12/31

DAILY ASSETS TREASURY FUND

[EDGAR Representation of Bar Chart:
2000 - 6.23%
2001 - 3.81%
2002 - 1.51%]

Best Quarter:        1.62% (quarter ended 12/31/00)

Worst Quarter:       0.33% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.26%.

DAILY ASSETS GOVERNMENT FUND

[EDGAR Representation of Bar Chart:
1993 - 3.24%
1994 - 4.29%
1995 - 6.01%
1996 - 5.44%
1997 - 5.56%
1998 - 5.49%
1999 - 5.06%
2000 - 6.35%
2001 - 4.05%
2002 - 1.78%]

Best Quarter:        1.63% (quarter ended 12/31/00)

Worst Quarter:       0.40% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.31%.

DAILY ASSETS CASH FUND

[EDGAR Representation of Bar Chart:
1993 - 3.32%
1994 - 4.32%
1995 - 5.96%
1996 - 5.36%
1997 - 5.56%
1998 - 5.55%
1999 - 5.17%
2000 - 6.41%
2001 - 4.19%
2002 - 1.71%]

Best Quarter:        1.65% (quarter ended 12/31/00)

Worst Quarter:       0.38% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.31%.

The following table lists the average annual total return as of December 31, 2002.


                               ONE YEAR    FIVE YEARS    TEN YEARS    SINCE INCEPTION    INCEPTION DATE
DAILY ASSETS TREASURY FUND       1.51%         N/A          N/A            3.84%            12/30/99
DAILY ASSETSGOVERNMENT FUND      1.78%        4.53%        4.72%           4.69%            10/29/92
DAILY ASSETS CASH FUND           1.71%        4.59%        4.75%           4.74%            12/1/92


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Universal Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses are stated as a percentage of Fund's average net assets. There is no charge to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES                            DAILY ASSETS           DAILY ASSETS            DAILY ASSETS
(expenses that are deducted from Fund assets)(a)          TREASURY FUND         GOVERNMENT FUND           CASH FUND
Management Fees(b)                                           0.14%                   0.14%                   0.14%
Distribution (Rule 12b-1) Fees                                None                    None                    None
Other Expenses                                               8.63%                   0.11%                   0.11%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                      8.77%                   0.25%                   0.25%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers have voluntarily waived a portion of their fees and reimbursed expenses for Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund so that actual Total Annual Fund Operating Expenses were 0.20%, 0.21% and 0.21% respectively. Fee waivers and expense reimbursements may be reduced or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Universal Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses (and Net Expenses for Treasury Cash Fund) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS

DAILY ASSETS TREASURY FUND                          $860               $2,485             $3,990              $7,282
DAILY ASSETS GOVERNMENT FUND                        $26                 $ 80               $141               $ 318
DAILY ASSETS CASH FUND                              $26                 $ 80               $141               $ 318


MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

The investment adviser of each Portfolio and each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio and each Fund. In addition to the Portfolios and Funds, the Adviser manages one other money market fund and two bond funds.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio ("Combined Assets"), 0.04% of the next $300 million in Combined Assets and 0.03% of the remaining Combined Assets.

The Adviser does not receive an investment advisory fee from a Fund so long as the Fund invests substantially all of its assets in its corresponding Portfolio. Once each Fund withdraws its investment in its corresponding Portfolio, the Adviser will receive an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.

MONARCH FUNDS
--------------------------------------------------------------------------------

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $116 billion.


Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.


After the merger of the Funds and Forum Funds, Forum Trust, LLC will serve as the Funds' custodian.


FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Universal Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

      WRITE TO US AT:                     ACH OR WIRE INVESTMENTS TO:
           Monarch Funds                       Comerica Bank
           P.O. Box 446                        ABA #121137522
           Portland, Maine 04112               FOR CREDIT TO:
                                               Forum Shareholder Services, LLC
                                               Account # 1891488817
      TELEPHONE US TOLL-FREE AT:               (Name of Fund) - Universal Shares
           (800) 754-8757                      (Your Name)
                                               (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 6 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

    ORDER MUST BE RECEIVED BY:               PAYMENT MUST BE RECEIVED BY:
     11:00 a.m., Pacific Time                  1:00 p.m., Pacific Time

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchases, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS Checks must be made payable on their face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole           sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
BUSINESS ENTITIES                                               o  Submit a secretary's (or similar) certificate covering
                                                                   incumbency and authority
TRUSTS                                                          o  The trust must be established before an account can be
                                                                   opened
                                                                o  Provide the first and signature pages from the trust
                                                                   document identifying the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o  Call or write us for an account application                  o  Fill out an investment slip from a confirmation or write
o  Complete the application (and other required documents)         us a letter
o  Mail us your application (and other required documents)      o  Write your account number on your check
   and a check                                                  o  Mail us the slip (or your letter) and the check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o  Call to notify us of your incoming wire
o  Complete the application (and other required documents)      o  Instruct your financial institution to wire your money
o  Call us to fax the completed application (and other required    to us
   documents) and we will assign you an account number
o  Mail us your original application (and other required
   documents)
o  Instruct your financial institution to wire your money to us
BY ACH PAYMENT
o  Call or write us for an account application
o  Complete the application (and other required documents)
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account number
o  Mail us your original application (and other required
   documents)
o  We will electronically debit your purchase proceeds from
   the financial institution account identified on your
   account application

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  [Fund name] - Universal Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following  information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Universal Shares of a Fund for Universal Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Universal Shares, each Fund offers Preferred Shares, Institutional Shares, Investor Shares, and Institutional Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred Shares and Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and Institutional Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Universal Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

                            SELECTED DATA FOR A SINGLE SHARE                              RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------              -----------------------------------------------
                                                                                    Net                Ratios to
                                                                                 Assets at        Average Net Assets(a)
                     Beginning             Distributions  Ending                  End of    ------------------------------------
                     Net Asset      Net      From Net    Net Asset                Period                  Net
                     Value Per   Investment Investment   Value per       Total    (000's       Net     Investment     Gross
Year Ended August 31   Share       Income     Income       Share         Return   Omitted)  Expenses     Income      Expenses(b)

DAILY ASSETS TREASURY FUND
         2002(c)       $1.00       $0.02      $(0.02)      $1.00          1.82%   $    105    0.20%       1.81%       8.77%
         2001           1.00        0.05       (0.05)       1.00          5.24%        102    0.20%       6.22%       0.92%
         2000(d)        1.00        0.04       (0.04)       1.00          4.02%      5,976    0.20%       5.86%       0.38%

DAILY ASSETS GOVERNMENT FUND
         2002(c)       $1.00       $0.02      $(0.02)      $1.00          2.17%   $ 81,426    0.21%       2.17%       0.25%
         2001           1.00        0.05       (0.05)       1.00          5.34%    164,500    0.20%       5.29%       0.23%
         2000           1.00        0.06       (0.06)       1.00          5.94%    225,697    0.20%       5.73%       0.24%
         1999           1.00        0.05       (0.05)       1.00          5.00%    277,549    0.18%       4.88%       0.25%
         1998           1.00        0.05       (0.05)       1.00          5.63%    253,644    0.18%       5.48%       0.26%

DAILY ASSETS CASH FUND

         2002          $1.00       $0.02      $(0.02)      $1.00          2.12%   $ 46,833    0.21%       2.03%       0.25%
         2001           1.00        0.05       (0.05)       1.00          5.49%     37,236    0.20%       5.68%       0.24%
         2000           1.00        0.06       (0.06)       1.00          6.04%     70,451    0.20%       5.84%       0.23%
         1999           1.00        0.05       (0.05)       1.00          5.09%     98,705    0.18%       4.99%       0.25%
         1998           1.00        0.06       (0.06)       1.00          5.65%     91,671    0.18%       5.48%       0.29%

(a)  All ratios for periods less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share.
(d)  Commenced operations on December 30, 1999.


FOR MORE INFORMATION                                                                                 MONARCH
                                                                                                       FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
       Additional information about each Fund's investments is available in the Funds' annual/semi-annual reports to shareholders.
                                                                                                  UNIVERSAL SHARES
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.
                                                                                                   DAILY ASSETS
                              CONTACTING THE FUNDS                                                 TREASURY FUND
  You can get free copies of the Funds' annual/semi-annual reports and the SAI,
      request other information and discuss your questions about the Funds                          DAILY ASSETS
                          by contacting the Funds at:                                             GOVERNMENT FUND

                        Forum Shareholder Services, LLC                                             DAILY ASSETS
                                  P.O. Box 446                                                       CASH FUND
                             Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the
           Securities and Exchange Commission ("SEC"). The scheduled
             hours of operation of the Public Reference Room may be
               obtained by calling the SEC at (202) 942-8090. You
                 can get copies of this information, for a fee,
                          by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                        on its Web site at www.sec.gov.

                                                                                                  Monarch Funds
                                                                                                  P.O. Box 446
                    Investment Company Act File No. 811-6742                                  Portland, Maine 04112
                                                                                                 (800) 754-8757
